UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 163.6%
Long-Term Municipal Bonds - 163.6%
New York - 134.5%
Albany NY IDA
(St Peters Hospital)
Series A
5.75%, 11/15/22	$205	$208,710
Dutchess Cnty NY IDA
(Bard College)
5.00%, 8/01/19	380	386,650
Erie Cnty NY IDA
(Buffalo NY SD GO)
AGM Series 03
5.75%, 5/01/23	1,250	1,325,687
Hempstead NY IDA
(Adelphi Univ)
Series 02
5.50%, 6/01/32	1,320	1,339,153
Long Island Pwr Auth NY
NPFGC-RE Series 06A
5.00%, 12/01/19	650	692,341
Madison Cnty NY IDA
(Oneida Health Sys)
RADIAN Series 01
5.35%, 2/01/31	1,500	1,302,345
Metropolitan Trnsp Auth NY
Series 02A
5.125%, 11/15/31	5,500	5,581,400
New York NY GO
Series 01B
5.50%, 12/01/31 (Prerefunded/ETM)	5,000	5,448,500
Series 04G
5.00%, 12/01/23	780	824,772
Series 04I
5.00%, 8/01/21	1,000	1,059,320
Series 1
5.75%, 3/01/17	260	284,635
Series C
5.50%, 9/15/19	95	103,113
5.50%, 9/15/19 (Prerefunded/ETM)	905	1,049,990

New York NY HDC MFHR
(New York NY HDC)
Series 02A
5.50%, 11/01/34	1,250	1,249,550
New York NY IDA
(Brooklyn Navy Yard Cogen)
Series 97
5.75%, 10/01/36	2,000	1,418,220
New York NY IDA
(Magen David Yeshivah)
ACA Series 02
5.70%, 6/15/27	400	343,500
New York NY IDA
(Terminal One Group Assn)
Series 05
5.50%, 1/01/24 (a)	200	201,242
New York NY Mun Wtr Fin Auth
Series 02A
5.125%, 6/15/34	5,000	5,127,850
Series 03A
5.00%, 6/15/27	2,000	2,086,660
New York NY Trnsl Fin Auth
5.00%, 5/01/27	3,000	3,201,060
New York NY Trst for Cult Res
(Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	5,000	5,093,350
New York St Dormitory Auth
NPFGC
5.25%, 8/15/31 (Prerefunded/ETM)	290	311,292
NPFGC Series 01B
5.25%, 8/15/31 (Prerefunded/ETM)	3,220	3,456,412
New York St Dormitory Auth
(Cabrini Westchester)
5.10%, 2/15/26	500	526,065
New York St Dormitory Auth
(Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	5,000	5,299,700
New York St Dormitory Auth
(New York St Lease Mental Hlth)
NPFGC
5.25%, 8/15/31	1,990	2,005,980
New York St Dormitory Auth
(New York St Pers Income Tax)
5.00%, 3/15/26 (b)	3,000	3,218,940
Series 07A
5.00%, 7/01/22	300	296,439
New York St Dormitory Auth
(North Shore - LIJ Hospital)
5.00%, 5/01/22	345	352,756

New York St Dormitory Auth
(NYU Hosp Center)
Series B
5.25%, 7/01/24	190	189,801
New York St Dormitory Auth
(Willow Towers, Inc.)
Series 02
5.40%, 2/01/34	2,500	2,607,975
New York St Envrn Fac Corp
(New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24 - 6/15/27 (b)	3,000	3,255,975
New York St HFA MFHR
(Patchogue Apts)
Series 02A
5.35%, 2/15/29	2,090	2,085,005
New York St Mortgage Agy SFMR
(New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	11,000	11,008,360
New York St Pwr Auth
NPFGC Series C
5.00%, 11/15/19	1,320	1,479,601
New York St UDC
Series 02A
5.25%, 3/15/32 (Prerefunded/ETM)	5,000	5,487,150
Niagara Cnty NY IDA
(Niagara Univ)
RADIAN Series 01A
5.40%, 11/01/31	1,435	1,369,550
Onondaga Cnty NY IDA
(Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	995	870,008
Seneca Cnty NY IDA
(New York Chiropractic College)
5.00%, 10/01/27	185	160,463
Tobacco Settlement Fin Corp. NY
(New York St Lease Tobacco Asset Sec)
AMBAC Series 03A-1
5.25%, 6/01/21	4,000	4,193,520
Triborough Brdg & Tunl Auth NY
Series 01A
5.00%, 1/01/32	755	765,676
5.00%, 1/01/32 (Prerefunded/ETM)	2,245	2,434,209
Series 02A
5.125%, 1/01/31 (Prerefunded/ETM)	2,500	2,714,125
Ulster Cnty NY IDA
(Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	300	249,471
Yonkers NY IDA
(Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	1,200	1,208,052

		93,874,573

California - 2.0%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	425	462,829
California GO
Series 04
5.00%, 2/01/33	1,000	906,380

		1,369,209

Colorado - 0.5%
Northwest Met Dist #3 Co.
6.125%, 12/01/25	500	374,395

Florida - 4.7%
Capital Region CDD FL
Series 01A-2
6.85%, 5/01/31	1,095	1,033,056
Hamal CDD FL
Series 01
6.65%, 5/01/21 (Prerefunded/ETM)	1,085	1,175,739
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,125	1,084,016

		3,292,811

Illinois - 0.4%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	271,495

Ohio - 0.4%
Columbiana Cnty Port Auth OH
(Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	300	267,663

Pennsylvania - 0.4%
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	305	273,744

Puerto Rico - 20.7%
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31 (Prerefunded/ETM)	3,050	3,411,181
Puerto Rico GO
5.50%, 8/01/28	4,000	4,122,240
Series 01A
5.50%, 7/01/19	500	518,560
Series 04A
5.25%, 7/01/19	510	517,992

Puerto Rico HFC SFMR
(Puerto Rico HFC)
Series 01C
5.30%, 12/01/28	1,690	1,693,025
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Prerefunded/ETM)	3,250	3,591,965
Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)
Series N 5.50%, 7/01/22	585	590,990

		14,445,953

Total Investments - 163.6% (cost $110,798,523) (c)		114,169,843
Other assets less liabilities - (5.1)%		(3,576,821)
Preferred Shares at liquidation value - (58.5)%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0% (d)		$69,793,022

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$7,500	12/15/11	1.828%	SIFMA	*	$(154,294)
JP Morgan Chase	7,500	9/18/10	2.080%	SIFMA	*	(94,998)
JP Morgan Chase	7,500	11/20/10	1.855%	SIFMA	*	(107,987)
Merrill Lynch	1,200	7/30/26	4.090%	SIFMA	*	(121,022)
Merrill Lynch	1,300	8/09/26	4.063%	SIFMA	*	(124,296)
Merrill Lynch	2,000	11/15/26	4.378%	SIFMA	*	(269,123)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).
(a)	Variable rate coupon, rate shown as of January 31, 2010.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,021,645 and gross unrealized depreciation of investments was $(1,650,325), resulting in net unrealized appreciation of $3,371,320.
(d)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2010, the Portfolio held 45.1% of net assets in insured bonds (of this amount 22.8% represents the Portfolio's holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Alliance New York Municipal Income Fund

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$114,169,843	$—	$114,169,843

Total Investments in Securities	—	114,169,843	—	114,169,843

Other Financial Instruments*:
Assets	—	—	—	—
Liabilities	—	(871,720)	—	(871,720)

Total	$—	$113,298,123	$—	$113,298,123

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2010